[GRAPHIC]
RS MONEY MARKET FUND
2001 SEMIANNUAL REPORT

[RS INVESTMENTS LOGO]

TABLE OF CONTENTS

SHAREHOLDER LETTER                                             2

RS MONEY MARKET FUND
   Statement of Assets and Liabilities                         3
   Statement of Operations                                     4
   Statement of Changes in Net Assets                          5
   Financial Highlights                                        6
   Notes to Financial Statements                               7

MONEY MARKET MASTER PORTFOLIO
   Schedule of Investments                                     9
   Statement of Assets and Liabilities                        12
   Statement of Operations                                    13
   Statements of Changes in Net Assets                        14
   Notes to Financial Statements                              15

SHAREHOLDER LETTER

DEAR RS MONEY MARKET FUND SHAREHOLDER As the year 2001 opened, the economy showed signs of weakness and a potential slide toward a near-term recession. The Federal Reserve Board ("the Fed") responded immediately, cutting interest rates 0.50% inter-meeting in an effort to improve a deteriorating credit environment. When consumer confidence continued to decline and the fourth quarter growth rate
(GDP) was reported at a modest 1.0%, the Fed continued their aggressive action by cutting interest rates two additional times, ending the quarter with a total easing of 1.50% and a federal funds rate of 5.00%. The discount rate followed closely behind to end the quarter at 4.50%. Throughout the second quarter of 2001, key indicators continued to show signs of weakness in the U.S.economy. Because the prospects for a quick U.S.growth recovery were unclear, the Fed continued its aggressive action by lowering interest rates by 0.50% at both the April and May FOMC meetings. After positive housing and consumer confidence reports showed signs of slight improvement to the economy, the Fed curtailed their easing to 0.25% in June. The six-month period ended with a 3.75% federal funds rate, a 3.25% discount rate, and an expected second quarter growth rate of 0.5%.

Throughout the first quarter, a significant portion of the Fund* was positioned to mature within one month, as many securities with longer maturities were priced to incorporate another inter-meeting and/or overly aggressive Fed move. This strategy proved advantageous and prudent, as the Fed eased aggressively and then moved to a moderate pace late in the second quarter. As a hedge against a continued inversion of the yield curve, a small portion of the Fund was invested in securities ranging in maturities from two to five months during the first quarter. Not until the release of a positive consumer confidence report and continued signs of strong consumer spending, did the Fund exercise its lengthening strategy. This well-timed execution of foregoing higher returns for longer maturities resulted in positive performance throughout the first quarter.

During the second quarter, the Fund purchased three-and six-month maturities in an effort to maintain its weighted average maturity, and to hedge against continued Fed action. In addition, the Fund held ample short-term paper maturing within thirty days to cover any cash outflows.

On the heels of six interest rate cuts by the Fed in six months, we continue to monitor current economic conditions and the future impact of fiscal policy on the U.S. economy. We will continue to lengthen as opportunities arise and watch for clear signs of a stabilizing economy and a move towards a more sustainable growth rate.

* This commentary was prepared by Barclays Global Fund Advisors, the investment adviser to the Money Market Master Portfolio, and discusses the entire first six months of 2001, although the Fund's operations did not commence until May 7, 2001.

  Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. An investment in mutual fund shares involves certain risks, including possible loss of principal. Investments in money market funds, like other mutual funds, are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.

  This report is submitted for the information of shareholders of the RS Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. PFPC Distributors, Inc., distributor. 08/01.

  The RS Money Market Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio.

RS MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (unaudited)

ASSETS
---------------------------------------------------------------------------------------------------------
Investments:
In Money Market Master Portfolio ("Master Portfolio"), at market value (note 1)               $70,870,884
Receivables:
Due from RS Investment Management (note 2)                                                         17,088
Prepaid expenses                                                                                   39,573
TOTAL ASSETS                                                                                   70,927,545

LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables:
Distribution to shareholders                                                                      346,662
Accrued expenses                                                                                   66,548
TOTAL LIABILITIES                                                                                 413,210

NET ASSETS                                                                                    $70,514,335

NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                70,513,243
Undistributed net realized gain on investments                                                      1,092

NET ASSETS                                                                                    $70,514,335

Shares Outstanding                                                                             70,513,243

Net Asset Value and Offering Price per Share                                                  $      1.00

   The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the Period Ended June 30, 2001 (unaudited)*

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
---------------------------------------------------------------------------------------------------------
Interest                                                                                         $607,487
Expenses                                                                                          (13,958)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO                                             593,529

FUND EXPENSES (NOTE 2)
---------------------------------------------------------------------------------------------------------
Distribution fees                                                                                  34,833
Fund accounting & administration fees                                                              16,317
Transfer agent fees                                                                                15,326
Offering costs                                                                                      8,556
Professional fees                                                                                   5,445
Shareholder reports                                                                                 2,310
Registration fees                                                                                   2,310
Trustees' fees and expenses                                                                           557
Other expense                                                                                       1,074

TOTAL EXPENSES                                                                                     86,728
Less: Fees reimbursed by RS Investment Management (note 2)                                        (17,088)

TOTAL EXPENSES, NET                                                                                69,640


NET INVESTMENT INCOME                                                                             523,889

REALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
---------------------------------------------------------------------------------------------------------
Net realized gain                                                                                   1,092

NET GAIN ON INVESTMENTS                                                                             1,092

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $524,981

* Operations commenced on May 7, 2001.

   The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended June 30, 2001 (unaudited)*

OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income                                                                        $    523,889
Net realized gain                                                                                   1,092
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              524,981

DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
Net investment income                                                                            (523,889)
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                              (523,889)

CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net proceeds from sales of shares                                                             635,945,701
Reinvestment of dividends and distributions                                                       155,646
Cost of shares redeemed                                                                      (565,588,104)
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS                           70,513,243

NET INCREASE IN NET ASSETS                                                                     70,514,335

NET ASSETS
---------------------------------------------------------------------------------------------------------
Beginning of period                                                                                   -
End of Period                                                                                $ 70,514,335


OTHER INFORMATION:
SHARES
---------------------------------------------------------------------------------------------------------
Sold                                                                                          635,945,701
Reinvested                                                                                        155,646
Redeemed                                                                                     (565,588,104)
NET INCREASE IN SHARES OUTSTANDING                                                             70,513,243

* Operations commenced May 7, 2001.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period

                                                                                         Period Ended
                                                                                        June 30, 2001
                                                                                    (unaudited) (1,2)

NET ASSET VALUE, BEGINNING OF PERIOD                                                          $  1.00
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                                                            0.01
Total from Investment Operations                                                                 0.01

LESS DISTRIBUTIONS
------------------------------------------------------------------------------------------------------
From net investment income                                                                      (0.01)
Total Distributions                                                                             (0.01)

NET ASSET VALUE, END OF PERIOD                                                                $  1.00

TOTAL RETURN                                                                                     0.57%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (000s)                                                              $70,514
Net ratio of expenses to average net assets                                                      0.60%
Gross ratio of expenses to average net assets                                                    0.72%
Net ratio of net investment income to average net assets                                         3.74%
Gross ratio of net investment income to average net assets                                       3.62%

(1) Operations commenced May 7, 2001.

(2) Ratios have been annualized, except for total return.

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

RS Money Market Fund (the "Fund") is a diversified series of RS Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was established as a Massachusetts business trust organized pursuant to an Agreement and Declaration of Trust on May 11, 1987.

The Fund commenced operations on May 7, 2001.

NOTE 1 SIGNIFICANT ACCOUNTING POLICIES The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

a. INVESTMENT POLICY AND SECURITY VALUATION The Fund invests substantially all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). The Master Portfolio has an investment objective and investment policies that are substantially similar to those of the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (10.10% as of June 30, 2001).

The method by which the Master Portfolio values its securities is discussed in
Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

b. SECURITY TRANSACTIONS AND INCOME RECOGNITION The Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

c. FEDERAL INCOME TAXES The Fund is treated as a separate entity for federal income tax purposes. It is the intention of the Trust that the Fund qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes.

d. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

NOTE 2 TRANSACTIONS WITH AFFILIATES

a. ADVISORY FEES AND EXPENSE LIMITATIONS The Fund has entered into an Investment Advisory Agreement with RS Investment Management, L.P ("RS Investments"), pursuant to which RS Investments would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Master Portfolio. Under that Agreement, the Fund would pay fees to RS Investments monthly at the annual rate of 0.10% of the Fund's average daily net asset value. RS Investments will not receive any fees under that agreement so long as the Fund continues to invest substantially all of its assets in the Master Portfolio or in another investment company.

RS Investments has agreed to bear expenses of the Fund, through December 31, 2001, to the extent necessary to ensure that total ordinary operating expenses (excluding interest and extraordinary expenses) of the Fund, on an annual basis, do not exceed 0.60% of the average daily net assets of the Fund. For the period ended June 30, 2001, RS Investments reimbursed the Fund $17,088 for expenses pursuant to this agreement.

RS Investments may recoup reimbursed operating expenses over the succeeding two years, subject to any expense limitations then applicable to the Fund.

b. COMPENSATION OF TRUSTEES AND OFFICERS Trustees and officers of the Fund who are interested persons, as defined by the 1940 Act, of the Trust receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, received compensation and remuneration of expenses for the period ended June 30, 2001.

c. DISTRIBUTION FEES PFPC Distributors, Inc. ("PFPC") is the Fund's distributor. The Fund has entered into an agreement with PFPC for distribution services with respect to its shares and adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, the continuance of which is reviewed annually by the Trust's Board of Trustees. Under the plan, PFPC is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the average daily net assets of the Fund. RS Investments or its affiliates provide certain services to PFPC in respect of the promotion of the Fund's shares and are compensated by PFPC for those services.

NOTE 3 CAPITAL SHARES As of June 30, 2001, there was an unlimited number of shares authorized for issuance by the Fund. Transactions in shares for the Fund are shown in detail in the Statement of Changes in Net Assets.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS June 30, 2001 (unaudited)


Security                                                         Face Amount            Value
---------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 16.38%
Bayerische Hypo-Und Vereinsbank AG
  4.01%, 08/09/01                                               $  5,000,000     $  5,000,055
BNP Paribas
  3.63%, 12/27/01                                                  5,000,000        5,000,482
  3.78%, 12/14/01                                                 20,000,000       20,013,262
Credit Suisse First Boston
  3.99%, 08/02/01                                                  5,000,000        5,000,045
  4.72%, 07/19/01                                                  5,000,000        5,000,026
Societe Generale
  3.88%, 07/29/02                                                 15,000,000       14,996,868
  3.97%, 08/13/01                                                  5,000,000        5,000,000
Toronto-Dominion Bank
  4.55%, 10/17/01                                                 15,000,000       14,995,093
UBS AG
  4.53%, 10/15/01                                                 15,000,000       14,994,233
World Savings Bank
  3.84%, 09/14/01                                                 25,000,000       24,996,733
TOTAL CERTIFICATES OF DEPOSIT (Cost: $114,996,797)                                114,996,797

COMMERCIAL PAPER -- 46.33%
Amstel Funding Corp.
  3.96%, 08/20/01                                                 10,245,000       10,187,526
Centric Capital Corp.
  4.23%, 07/30/01                                                  7,000,000        6,975,325
Corporate Asset Funding Co.
  3.93%, 08/07/01                                                 15,000,000       14,937,775
Countrywide Home Loans Inc.
  4.30%, 07/02/01                                                 10,000,000        9,997,611
Dorada Finance Inc.
  3.96%, 08/23/01                                                  5,000,000        4,970,300
Eureka Securitization Corp.
  3.94%, 08/08/01                                                 15,000,000       14,935,975
Falcon Asset Securitization Corp.
  3.91%, 08/28/01                                                  2,350,000        2,334,941
  3.95%, 10/15/01                                                  1,023,000        1,010,990
  4.57%, 10/15/01                                                 15,000,000       14,796,254
Florens Container
  4.69%, 07/12/01                                                 15,000,000       14,976,550
GE Capital International
  4.22%, 07/26/01                                                 10,000,000        9,969,522
Goldman Sachs Group Inc.
  3.78%, 10/04/01                                                  5,000,000        4,949,600
  4.12%, 10/29/01                                                  5,000,000        4,930,761
Intrepid Funding
  3.90%, 09/04/01                                               $  9,541,000     $  9,472,782
  4.23%, 07/19/01                                                  5,000,000        4,988,838
Jupiter Securitization Corp.
  3.91%, 09/04/01                                                  5,038,000        5,001,886
  3.94%, 08/10/01                                                  5,000,000        4,977,564
  4.02%, 07/19/01                                                  5,031,000        5,020,326
  4.78%, 07/02/01                                                  8,111,000        8,108,846
K2 USA LLC
  4.78%, 07/02/01                                                  7,000,000        6,998,141
Kitty Hawk Funding Corp.
  3.81%, 09/10/01                                                  3,455,000        3,428,673
Liberty Street Funding Corp.
  4.01%, 07/10/01                                                  5,000,000        4,994,430
Links Finance LLC
  3.60%, 11/15/01                                                  7,500,000        7,396,500
  3.60%, 11/30/01                                                  2,500,000        2,461,750
  4.64%, 08/09/01                                                  1,500,000        1,492,258
Moat Funding LLC
  3.80%, 10/05/01                                                  1,800,000        1,781,570
  3.95%, 07/02/01                                                 15,000,000       14,996,708
  4.22%, 08/03/01                                                  5,000,000        4,980,096
Moriarty LLC
  3.57%, 11/26/01                                                  5,000,000        4,926,121
  3.60%, 11/19/01                                                 10,000,000        9,858,000
  3.83%, 11/26/01                                                  5,000,000        4,920,740
  4.57%, 10/19/01                                                 10,000,000        9,859,091
Sigma Finance Inc.
  3.68%, 10/04/01                                                  5,000,000        4,950,933
  3.92%, 11/21/01                                                  5,000,000        4,921,600
  4.55%, 09/06/01                                                  5,000,000        4,957,027
Silver Tower US Funding LLC
  3.68%, 09/17/01                                                  5,000,000        4,959,677
  3.81%, 09/07/01                                                  7,000,000        6,948,883
  3.81%, 09/07/01                                                 15,000,000       14,890,463
  4.84%, 07/02/01                                                  3,851,000        3,849,963
Special Purpose Accounts Receivable Corp.
  4.00%, 07/06/01                                                  5,000,000        4,996,667
Svenska Handels Banken Inc.
  4.12%, 10/22/01                                                  3,898,000        3,847,144
Thames Asset Global Securitization Inc.
  4.24%, 07/26/01                                                  5,000,000        4,984,689
  4.67%, 07/13/01                                                 10,000,000        9,983,136

   The accompanying notes are an integral part of these financial statements.

Security                                                         Face Amount            Value
---------------------------------------------------------------------------------------------
UBS Finance Delaware Inc.
  3.58%, 12/18/01                                               $ 10,000,000     $  9,829,950
  3.91%, 08/21/01                                                  3,700,000        3,679,103
  3.92%, 08/15/01                                                  1,800,000        1,790,984
  3.92%, 08/10/01                                                  3,000,000        2,986,607
WCP Funding Corp.
  4.27%, 07/10/01                                                  7,000,000        6,991,697

TOTAL COMMERCIAL PAPER (Cost: $325,205,973)                                       325,205,973

MEDIUM-TERM NOTES -- 2.15%
Beta Finance Co. Ltd.
  4.31%, 05/31/02                                                  5,000,000        5,000,000
Dorada Finance Inc.
  6.83%, 09/17/01                                                 10,000,000       10,057,176

TOTAL MEDIUM-TERM NOTES (Cost: $15,057,176)                                        15,057,176
TIME DEPOSITS -- 1.42%
Bank of Nova Scotia
  4.07%, 07/17/01                                                 10,000,000       10,000,000

TOTAL TIME DEPOSITS (Cost: $10,000,000)                                            10,000,000
VARIABLE & FLOATING RATE NOTES -- 29.33%
Associates Corp. of North America
  3.93%, 06/17/02                                                 15,000,000       14,999,987
  4.38%, 02/04/02                                                  1,000,000        1,000,801
Associates Manufactured Housing Certificates
  6.85%, 10/15/01                                                  3,925,775        3,925,775
AT&T Corp.
  4.78%, 07/13/01                                                 15,000,000       15,000,000
Bank One Corp.
  3.83%, 06/26/02                                                  3,000,000        3,000,534
  4.20%, 05/07/02                                                 10,000,000       10,014,090
  4.46%, 08/09/01                                                 10,000,000       10,002,015
Bank One NA
  4.44%, 01/31/02                                                  3,000,000        3,000,524
Bayerische Landesbank
  3.86%, 09/19/01                                                  2,500,000        2,499,618
CIT Group Holdings Inc.
  4.97%, 07/09/01                                                  2,500,000        2,499,938
Dorada Finance Inc.
  3.85%, 05/14/02                                                 10,000,000       10,000,000
First Union Corp.
  4.90%, 10/30/01                                                  8,000,000        8,002,804
First Union National Bank
  3.89%, 02/25/02                                                  5,000,000        4,999,446
Ford Motor Credit Co.
  4.93%, 07/16/01                                               $ 10,000,000     $ 10,000,622
General Motors Acceptance Corp.
  4.50%, 08/06/01                                                  7,500,000        7,501,456
Goldman Sachs Group Inc.
  4.19%, 01/14/02                                                  5,000,000        5,004,155
  4.29%, 02/12/02                                                  1,000,000        1,001,474
  4.43%, 02/18/02                                                  1,400,000        1,403,617
  4.59%, 01/23/02                                                  4,000,000        4,005,104
  4.89%, 01/17/02                                                  2,000,000        2,002,278
  4.93%, 01/14/02                                                  5,000,000        5,006,798
K2 USA LLC
  3.87%, 06/17/02                                                 10,000,000       10,000,000
Key Bank NA
  4.01%, 03/18/02                                                  3,000,000        3,003,179
  4.71%, 10/26/01                                                  5,000,000        5,007,458
Links Finance LLC
  3.84%, 01/25/02                                                 10,000,000        9,997,436
Merrill Lynch & Co. Inc.
  4.00%, 09/13/01                                                  3,000,000        3,000,031
  4.08%, 10/12/01                                                  2,000,000        2,000,017
Monet Trust Class A2 Notes
  3.78%, 09/27/01                                                 15,000,000       15,000,000
Sigma Finance Inc.
  3.85%, 01/16/02                                                 10,000,000        9,998,631
US Bancorp
  5.20%, 05/08/02                                                 13,000,000       13,016,759
US Bank NA Minnesota
  3.93%, 07/23/01                                                 10,000,000       10,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
  (Cost: $205,894,547)                                                            205,894,547

REPURCHASE AGREEMENTS -- 4.06%
Goldman Sachs Tri-Party Repurchase
        Agreement, dated 06/29/01,
        due 07/02/01, with a
        maturity value of $15,005,125 and an
        effective yield of 4.10%.                                 15,000,000       15,000,000
Investors Bank & Trust Tri-Party
        Repurchase Agreement,
        dated 06/29/01,
        due 07/02/01,
        with a maturity value of
        $919 and an effective
        yield of 3.70%.                                                  919              919

   The accompanying notes are an integral part of these financial statements.

Security                                                         Face Amount            Value
---------------------------------------------------------------------------------------------
Merrill Lynch Tri-Party Repurchase
        Agreement, dated 06/29/01,
        due 07/02/01, with a
        maturity value of
        $13,532,566 and an
        effective yield of 4.05%.                               $ 13,528,000     $ 13,528,000

TOTAL REPURCHASE AGREEMENTS
   (Cost: $28,528,919)                                                             28,528,919

TOTAL INVESTMENTS IN SECURITIES -- 99.67%
   (Cost $699,683,412)                                                            699,683,412

Other Assets, Less Liabilities -- 0.33 %                                            2,230,596

NET ASSETS -- 100.00%                                                            $701,914,008

   The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (unaudited)

ASSETS
---------------------------------------------------------------------------------------------------------
Investments at amortized cost (Cost: $699,683,412) (note 1)                                  $699,683,412
Receivables:
Interest                                                                                        2,407,972
TOTAL ASSETS                                                                                  702,091,384

LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables:
Advisory fees (note 2)                                                                            177,376
TOTAL LIABILITIES                                                                                 177,376

NET ASSETS                                                                                   $701,914,008

   The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001 (unaudited)

NET INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Interest                                                                                     $ 17,260,676
TOTAL INVESTMENT INCOME                                                                        17,260,676

EXPENSES (NOTE 2)
---------------------------------------------------------------------------------------------------------
Advisory fees                                                                                     329,007
TOTAL EXPENSES                                                                                    329,007

NET INVESTMENT INCOME                                                                          16,931,669

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------
Net realized gain on sale of investments                                                           12,926
NET GAIN ON INVESTMENTS                                                                            12,926

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $ 16,944,595

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          For the Six Months
                                                                          Ended June 30, 2001   For the Year Ended
                                                                                  (unaudited)   December 31, 2000
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                         $    16,931,669      $    26,598,971
Net realized gain                                                                      12,926                   22

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               16,944,595           26,598,993

INTERESTHOLDER TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Contributions                                                                   1,955,251,771        1,633,105,244
Withdrawals                                                                    (1,783,579,543)      (1,391,880,314)

NET INCREASE IN NET ASSETS RESULTING FROM INTERESTHOLDER TRANSACTIONS             171,672,228          241,224,930

INCREASE IN NET ASSETS                                                            188,616,823          267,823,923

NET ASSETS
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                               513,297,185          245,473,262
End of Period                                                                 $   701,914,008      $   513,297,185

   The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 SIGNIFICANT ACCOUNTING POLICIES Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

These financial statements relate to the Money Market Master Portfolio (the "Master Portfolio").

The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

a. SECURITY VALUATION The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

b. SECURITY TRANSACTIONS AND INCOME RECOGNITION Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount, using a constant yield to maturity method.

c. FEDERAL INCOME TAXES MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

d. REPURCHASE AGREEMENTS The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolio at June 30, 2001 were fully collateralized by U.S. Government and Agency obligations as disclosed in the chart below.

NOTE 2 AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

REPURCHASE AGREEMENT COLLATERAL
(See note 1d above)

                                                                       U.S. Government Obligations
                                                           -----------------------------------------------------
                                                                                                       Aggregate
                                                                                                          Market
  Repurchase Agreement                                     Interest Rate(s)      Maturity Date(s)          Value
----------------------------------------------------------------------------------------------------------------
  Goldman Sachs Tri-Party                                             6.00%             05/01/31     $15,300,001
  Investors Bank & Trust Tri-Party                                    6.75              05/15/05          10,734
  Merrill Lynch Tri-Party                                      6.45 - 7.56   10/01/02 - 06/01/35      13,799,950

Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2001, BGIS did not receive any brokerage commissions from the Master Portfolio, related to purchases and sales of portfolio investments.

Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2001, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

NOTE 3 INVESTMENT PORTFOLIO TRANSACTIONS At June 30, 2001, the Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

NOTE 4 FINANCIAL HIGHLIGHTS Financial highlights for the Master Portfolio were as follows:

  FINANCIAL HIGHLIGHTS
  (See note 4 above)

                                                               Six         For the          For the           For the
                                                      Months Ended      Year Ended     Period Ended      Period Ended
                                                     June 30, 2001    December 31,     December 31,      February 28,
                                                       (unaudited)            2000          1999(1)           1999(4)
-----------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets(3)                 0.10%          0.10%             0.10%            0.10%
  Ratio of net investment income to average net assets(3)    5.19%          6.43%             5.23%            5.17%
  Total return                                               2.62%(2)       6.52%             4.44%(2)         2.61%(2)

(1) For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

(2)  Not annualized.

(3)  Annualized for periods of less than one year.

(4) For the period from September 1, 1998 (commencement of operations) to February 28, 1999.

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